Segment Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Information
Number of reportable segments | segment	1
Revenues	$ 318,599,000	$ 290,716,000	$ 268,585,000
Revenues | Eni Trading and Shipping S.p.A. | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	2.00%		14.00%
Revenues	$ 6,636,000		$ 36,256,000
Revenues | Fronape International | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	14.00%	18.00%	17.00%
Revenues	$ 42,238,000	$ 51,743,000	$ 45,975,000
Revenues | Equinor ASA | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	17.00%	13.00%	9.00%
Revenues	$ 53,297,000	$ 36,563,000	$ 24,828,000
Revenues | Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V., combined with Repsol Trading S.A. | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	13.00%	13.00%	14.00%
Revenues	$ 41,235,000	$ 36,946,000	$ 37,571,000
Revenues | Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	24.00%	12.00%	5.00%
Revenues	$ 73,337,000	$ 33,019,000	$ 12,546,000
Revenues | Chartering and Shipping Service S.A., a subsidiary of TotalEnergies | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	8.00%	14.00%	9.00%
Revenues	$ 24,127,000	$ 41,030,000	$ 25,352,000
Revenues | KNOT. [Member] | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	9.00%	10.00%	7.00%
Revenues	$ 28,008,000	$ 28,682,000	$ 19,220,000
Minimum | Revenues | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	10.00%	10.00%	10.00%